Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Stock-Based Compensation
Stock-based compensation cost included in income from continuing operations

($ in millions)
For the year ended December 31:	2020	2019	2018
Cost	$153	$100	$82
SG&A expense	586	453	361
RD&E expense	198	126	67
Pre-tax stock-based compensation cost	937	679	510
Income tax benefits	(213)	(155)	(116)
Net stock-based compensation cost	$724	$524	$393

Summary of Restricted Stock Units activity

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2018	$141	8,555,263	$144	2,649,313
Awards granted	121	4,806,790	130	909,140
Awards released	148	(2,579,962)	152	(666,244)
Awards canceled/forfeited/performance adjusted	139	(979,387)	147	(472,514)	*
Balance at December 31, 2018	$130	9,802,704	$136	2,419,695	**
Awards granted	119	5,650,861	117	1,395,534
Awards released	136	(3,145,016)	140	(846,672)
Awards canceled/forfeited/performance adjusted	128	(981,921)	131	(112,107)	*
Balance at December 31, 2019	$123	11,326,628	$126	2,856,450	**
Awards granted	115	10,651,955	117	1,582,666
Awards released	126	(3,781,240)	137	(630,974)
Awards canceled/forfeited/performance adjusted	121	(1,300,639)	125	(256,642)	*
Balance at December 31, 2020	$117	16,896,704	$120	3,551,500	**

*	Includes adjustments of (70,089), (8,544) and (328,120) PSUs for 2020, 2019 and 2018, respectively, because final performance metrics were above or below specified targets.
**

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of Performance Share Units activity

	RSUs		PSUs
	Weighted-Average		Weighted-Average
	Grant Price	Number of Units	Grant Price	Number of Units
Balance at January 1, 2018	$141	8,555,263	$144	2,649,313
Awards granted	121	4,806,790	130	909,140
Awards released	148	(2,579,962)	152	(666,244)
Awards canceled/forfeited/performance adjusted	139	(979,387)	147	(472,514)	*
Balance at December 31, 2018	$130	9,802,704	$136	2,419,695	**
Awards granted	119	5,650,861	117	1,395,534
Awards released	136	(3,145,016)	140	(846,672)
Awards canceled/forfeited/performance adjusted	128	(981,921)	131	(112,107)	*
Balance at December 31, 2019	$123	11,326,628	$126	2,856,450	**
Awards granted	115	10,651,955	117	1,582,666
Awards released	126	(3,781,240)	137	(630,974)
Awards canceled/forfeited/performance adjusted	121	(1,300,639)	125	(256,642)	*
Balance at December 31, 2020	$117	16,896,704	$120	3,551,500	**

*	Includes adjustments of (70,089), (8,544) and (328,120) PSUs for 2020, 2019 and 2018, respectively, because final performance metrics were above or below specified targets.
**

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of total fair value of RSUs and PSUs granted and vested

($ in millions)
For the year ended December 31:	2020	2019	2018
RSUs
Granted	$1,220	$674	$583
Vested	478	428	381
PSUs
Granted	$186	$164	$118
Vested	86	118	101